Shareholders' Equity - Narrative (Details) $ in Millions	Sep. 07, 2022 USD ($) shares	Nov. 12, 2021 USD ($) shares
Equity [Abstract]
Share repurchase program, shares authorized (in shares) | shares	8,900,000	9,337,900
Share repurchase program, percentage of outstanding shares of common stock over a 12-month period		0.05
Purchase period	12 months	12 months
Share repurchase program, authorized amount | $	$ 200.0	$ 225.0